10. Leases (June 30, 2019)	6 Months Ended
Jun. 30, 2019
Leases [Abstract]
Leases

Note 10 – Leases

During the current quarter, we adopted ASU 2016-02, “Leases (Topic 842),” which requires leases with durations greater than twelve months to be recognized on the balance sheet. Prior year financial statements were not recast under the new standard and, therefore, those amounts are not presented below. We lease property under finance and operating leases. For leases with terms greater than 12 months, we record the related asset and obligation at the present value of lease payments over the term.

Operating lease right-of-use assets and liabilities are recognized at the present value of the future lease payments at the lease commencement date. The interest rate used to determine the present value is our incremental borrowing rate, estimated to be 5.5%, as the interest rate implicit in our lease is not readily determinable.

Right-of-use assets are summarized below:

June 30, 2019
Office lease	$196,554
Less accumulated amortization	(24,442)
Right-of-use assets, net	$172,112

Operating Lease liabilities are summarized below:

June 30, 2019
Office lease	$183,407
Less: current portion	(52,486)
Long term portion	$130,921

Maturity of lease liabilities are as follows:

Six months ended December 31, 2019	$30,632
Year ended December 31, 2020	62,183
Year ended December 31, 2021	64,048
Year ended December 31, 2022	43,655
Total payment	200,518
Amount representing interest	(17,111)
Lease Obligation, net	$183,407